Financial Instruments Designated at Fair Value Through Profit or Loss - Fair Value Of Financial Assets And Liabilities Designated At Fair Value Through Profit Or Loss And Their Changes In Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value	[1]	$ 26,779	$ 22,421
Change in Fair value Gains/(Losses)	[1],[2]	762	8,600
Cumulative change in FV Gains/(Losses)	[1],[3]	$ 8,655	$ 7,893

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.
[2]	Change in the difference between the contractual maturity amount and the carrying value.
[3]	The cumulative change in fair value is measured from the instruments’ date of initial recognition.